UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           11-14-2011
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 27
                                        ---------------

Form 13F Information Table Value Total: 87646
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                               September 30, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      741     1942 SH       Sole                                       1942
ARGO GROUP INTL HLDGSLTD COM S COM              g0464b107      340    12000 SH       Sole                                      12000
B C E INC NEW F                COM              05534B760      298     7950 SH       Sole                                       7950
BARCLAYS BANK PLC IPATHS&P 500 COM              06740c261     2527    47350 SH       Sole                                      47350
BIOTECH HOLDERS TRUST DEPOSITA COM              09067d201      571     5865 SH       Sole                                       5865
BLACKROCK BUILD AMERICA        COM              09248x100     2260   111900 SH       Sole                                     111900
BLACKROCK REAL ASSET EQ        COM              09254b109      496    47775 SH       Sole                                      47775
CENTURYLINK INC                COM              156700106      232     7000 SH       Sole                                       7000
CURTISS-WRIGHT CORP            COM              231561101      585    20300 SH       Sole                                      20300
DISH NETWORK CORP CL A         COM              25470M109     4397   175512 SH       Sole                                     175512
DOMINION RES BLK WARRIOR ROYAL COM              25746Q108      173    19558 SH       Sole                                      19558
ECHOSTAR CORP                  COM              278768106      419    18546 SH       Sole                                      18546
EXXON MOBIL CORPORATION        COM              30231g102     4733    65160 SH       Sole                                      65160
FORD MOTOR COMPANY NEW         COM              345370860      124    12830 SH       Sole                                      12830
GENERAL GROWTH PPTYS NEW       COM              370023103      246    20296 SH       Sole                                      20296
ISHARES BARCLAYS 20+ YEARTREAS COM              464287432    33123   274200 SH       Sole                                     274200
ISHARES GOLD TRUST             COM              464285105    11980   756800 SH       Sole                                     756800
ISHARES IBOXX INVESTOP IBOXX $ COM              464287242    16139   143700 SH       Sole                                     143700
OCCIDENTAL PETE CORP           COM              674599105      286     4000 SH       Sole                                       4000
POWERSHARES DB U S DLRINDEX TR COM              73936d107     4556   204250 SH       Sole                                     204250
PROSHARES TR II PROSHARESULTRA COM              74347w882     1210    62750 SH       Sole                                      62750
PUTNAM PREMIER INC TR SH BEN I COM              746853100      670   125150 SH       Sole                                     125150
TELEDYNE TECH INC              COM              879360105      428     8765 SH       Sole                                       8765
GENERAL MTRS B CONV PFD                         37045v209      330     9400 SH       Sole                                       9400
GREAT PLAINS EN 12.0%PFD CONV                   391164803      201     3350 SH       Sole                                       3350
PPL CORP 8.75% PFD CONVERTIBLE                  69351T114      291     5350 SH       Sole                                       5350
SEASPAN CORP 9.50%49F CUM SER                   Y75638125      291    10950 SH       Sole                                      10950